Related Party Transactions - (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Proceeds from sale of common stock	$ 1,643			$ 750
CCMP and Oak Hill Funds
Payments to independent directors	126	$ 125	$ 577	562	$ 546
Gregory Mann and Gabrielle Man
Lease rent expense	$ 88	$ 87	351	350	350
Members of management and the Board of Directors
Proceeds from sale of common stock			$ 0	$ 750	$ 0